Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Issued capital [member]	Share premium [member]	Accumulated Deficit [member]	Total [member]
Balance at Dec. 31, 2020	$ 12	$ 195,102	$ (153,020)	$ 42,094
Income for the year	0	0	14,950	14,950
Other comprehensive income	0	0	0	0
Total comprehensive income	0	0	14,950	14,950
Share-based payments	0	40	0	40
Issuance of new common shares (Note 9)	60	89,520	0	89,580
Issuance of new common shares due to exercise of Warrants (Note 9)	10	15	0	25
Issuance of Class B preferred shares (Note 4)	0	130	0	130
Transaction costs on issue of new common shares (Note 9)	0	(401)	0	(401)
Balance at Dec. 31, 2021	82	284,406	(138,070)	146,418
Income for the year	0	0	24,280	24,280
Other comprehensive income	0	0	0	0
Total comprehensive income	0	0	24,280	24,280
Balance at Dec. 31, 2022	82	284,406	(113,790)	170,698
Income for the year	0	0	5,272	5,272
Other comprehensive income	0	0	0	0
Total comprehensive income	0	0	5,272	5,272
Balance at Dec. 31, 2023	$ 82	$ 284,406	$ (108,518)	$ 175,970